UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Advantage Utilities and High Income Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

ITEM 1. INVESTMENTS

Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Shares	Value

Common Stocks: 62.21%

Energy: 8.34%

Oil, Gas & Consumable Fuels: 8.34%

EQT Corporation	15,000	$1,276,050
Spectra Energy Corporation	75,000	2,637,750
The Williams Companies Incorporated	100,000	5,110,000
Veresen Incorporated	75,000	1,119,934

		10,143,734

Industrials: 3.77%

Air Freight & Logistics: 3.72%
Deutsche Post AG	150,000	4,521,427

Construction & Engineering: 0.05%
Ameresco Incorporated Class A †	9,000	65,340

Information Technology: 0.62%

IT Services: 0.62%
Convergys Corporation	30,100	747,383

Telecommunication Services: 7.00%

Diversified Telecommunication Services: 5.60%

Alteva Incorporated †	20,000	157,000
BCE Incorporated	16,000	700,640
Telefonica Deutschland Holding AG	100,000	552,994
Turk Telekomunikasyon AS	1,289,150	3,365,168
Verizon Communications Incorporated	41,291	2,041,427

		6,817,229

Wireless Telecommunication Services: 1.40%

Cellcom Israel Limited †	68,800	283,207
Shenandoah Telecommunications Company	45,000	1,414,350

		1,697,557

Utilities: 42.48%

Electric Utilities: 31.22%

American Electric Power Company Incorporated	100,000	5,629,000
Chesapeake Utilities Corporation	300	15,789
Duke Energy Corporation	30,514	2,310,825
Edison International	75,000	4,560,750
Endesa SA	80,000	1,495,885
Enel SpA	200,000	970,458
Entergy Corporation	1,000	76,470
Eversource Energy	90,000	4,432,500
Exelon Corporation	16,000	541,280
Great Plains Energy Incorporated	175,000	4,562,250
IDACORP Incorporated	25,000	1,486,750
NextEra Energy Incorporated	50,000	5,117,000
Pepco Holdings Incorporated	100	2,725
PNM Resources Incorporated	75,000	1,994,250
Terna SpA	1,000,000	4,766,622

		37,962,554

Gas Utilities: 0.83%

New Jersey Resources Corporation	400	12,028
Snam SpA	200,000	989,349

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund

Security name			Shares	Value

Gas Utilities (continued)

South Jersey Industries Incorporated			400	$10,556

				1,011,933

Multi-Utilities: 8.26%

Alliant Energy Corporation			4,000	245,200
CenterPoint Energy Incorporated			50,000	1,018,500
Dominion Resources Incorporated			300	21,156
MDU Resources Group Incorporated			500	10,470
Public Service Enterprise Group Incorporated			50,000	2,131,500
Sempra Energy			19,900	2,138,653
Suez Environnement Company SA			75,000	1,446,461
TECO Energy Incorporated			50,000	942,500
Veolia Environnement SA			100,400	2,085,744

				10,040,184

Water Utilities: 2.17%
American Water Works Company Incorporated			50,000	2,643,500

Total Common Stocks (Cost $56,472,417)				75,650,841

	Interest rate	Maturity date	Principal

Corporate Bonds and Notes: 30.32%

Consumer Discretionary: 4.42%

Auto Components: 0.19%

Cooper Tire & Rubber Company (i)	7.63%	3-15-2027	$190,000	201,400
Goodyear Tire & Rubber Company	7.00	5-15-2022	25,000	27,375

				228,775

Distributors: 0.06%
LKQ Corporation	4.75	5-15-2023	75,000	73,688

Diversified Consumer Services: 0.51%

Service Corporation International	6.75	4-1-2016	100,000	104,000
Service Corporation International	7.00	6-15-2017	25,000	27,219
Service Corporation International	7.50	4-1-2027	351,000	410,670
Service Corporation International	7.63	10-1-2018	25,000	28,875
Service Corporation International	8.00	11-15-2021	40,000	47,600

				618,364

Hotels, Restaurants & Leisure: 1.31%

CCM Merger Incorporated 144A	9.13	5-1-2019	465,000	504,525
Greektown Holdings LLC 144A	8.88	3-15-2019	565,000	597,488
Hilton Worldwide Finance LLC	5.63	10-15-2021	15,000	15,806
Pinnacle Entertainment Incorporated	7.50	4-15-2021	355,000	376,744
Speedway Motorsports Incorporated 144A	5.13	2-1-2023	100,000	101,000

				1,595,563

Household Durables: 0.15%

American Greetings Corporation	7.38	12-1-2021	150,000	159,563

Tempur Sealy International Incorporated	6.88	12-15-2020	25,000	26,688

				186,251

Media: 1.85%

Cablevision Systems Corporation	8.63	9-15-2017	145,000	160,769
CCO Holdings LLC	5.13	2-15-2023	50,000	50,000
CCO Holdings LLC 144A	5.13	5-1-2023	10,000	10,063
CCO Holdings LLC 144A	5.38	5-1-2025	10,000	10,075
CCO Holdings LLC 144A	5.88	5-1-2027	25,000	25,188

Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Media (continued)

CCO Holdings LLC	7.38%	6-1-2020	$125,000	$133,125
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	15,000	14,213
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	85,000	80,325
Cinemark USA Incorporated	7.38	6-15-2021	75,000	80,438
CSC Holdings LLC	7.63	7-15-2018	45,000	49,838
CSC Holdings LLC	7.88	2-15-2018	75,000	83,250
CSC Holdings LLC	8.63	2-15-2019	125,000	142,500
DISH DBS Corporation	5.88	11-15-2024	15,000	15,038
DISH DBS Corporation	7.88	9-1-2019	115,000	129,950
EchoStar DBS Corporation	7.13	2-1-2016	50,000	51,781
Gray Television Incorporated	7.50	10-1-2020	500,000	532,500
Lamar Media Corporation	5.88	2-1-2022	75,000	79,031
LIN Television Corporation	6.38	1-15-2021	25,000	25,813
Live Nation Entertainment Incorporated 144A	7.00	9-1-2020	35,000	37,406
National CineMedia LLC	6.00	4-15-2022	155,000	160,425
National CineMedia LLC	7.88	7-15-2021	100,000	105,500
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	25,000	26,125
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	145,000	154,063
Outfront Media Capital Corporation	5.25	2-15-2022	15,000	15,525
Outfront Media Capital Corporation	5.88	3-15-2025	65,000	68,575

				2,241,516

Specialty Retail: 0.35%

ABC Supply Company Incorporated 144A	5.63	4-15-2021	40,000	40,900
Century Intermediate Holding Company (PIK at 10.50%) 144A¥(i)	9.75	2-15-2019	15,000	15,844
Penske Auto Group Incorporated	5.38	12-1-2024	85,000	87,763
Penske Auto Group Incorporated	5.75	10-1-2022	94,000	99,640
Sonic Automotive Incorporated	5.00	5-15-2023	70,000	69,825
Sonic Automotive Incorporated	7.00	7-15-2022	105,000	113,925

				427,897

Consumer Staples: 0.31%

Beverages: 0.07%

Cott Beverages Incorporated 144A	5.38	7-1-2022	25,000	24,500
Cott Beverages Incorporated 144A	6.75	1-1-2020	60,000	63,150

				87,650

Food Products: 0.24%

B&G Foods Incorporated	4.63	6-1-2021	30,000	29,963
Darling Ingredients Incorporated	5.38	1-15-2022	15,000	15,056
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	85,000	86,275
Simmons Foods Incorporated 144A	7.88	10-1-2021	175,000	164,063

				295,357

Energy: 6.47%

Energy Equipment & Services: 2.64%

Bristow Group Incorporated	6.25	10-15-2022	330,000	328,763
Cleaver Brooks Incorporated 144A(i)	8.75	12-15-2019	40,000	40,300
Compressco Partners LP 144A(i)	7.25	8-15-2022	95,000	90,250
Era Group Incorporated	7.75	12-15-2022	334,000	328,990
Forum Energy Technologies Incorporated	6.25	10-1-2021	15,000	14,925
Gulfmark Offshore Incorporated	6.38	3-15-2022	450,000	362,250
Hilcorp Energy Company 144A	5.00	12-1-2024	50,000	48,625
Hilcorp Energy Company 144A%%	5.75	10-1-2025	50,000	49,969
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	230,000	200,100
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	235,000	217,963
NGPL PipeCo LLC 144A	7.12	12-15-2017	300,000	308,625
NGPL PipeCo LLC 144A	7.77	12-15-2037	715,000	779,350
NGPL PipeCo LLC 144A	9.63	6-1-2019	35,000	35,700
PHI Incorporated	5.25	3-15-2019	405,000	391,331

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Energy Equipment & Services (continued)

Pride International Incorporated	8.50%	6-15-2019	$10,000	$11,911

				3,209,052

Oil, Gas & Consumable Fuels: 3.83%

Alpha Natural Resources Incorporated	6.25	6-1-2021	50,000	6,813
Arch Coal Incorporated	7.00	6-15-2019	100,000	18,500
Arch Coal Incorporated	7.25	6-15-2021	50,000	8,750
CVR Refining LLC	6.50	11-1-2022	93,000	95,325
Denbury Resources Incorporated	5.50	5-1-2022	5,000	4,772
Denbury Resources Incorporated	6.38	8-15-2021	70,000	69,475
El Paso LLC	6.50	9-15-2020	45,000	52,066
El Paso LLC	7.00	6-15-2017	50,000	54,765
El Paso LLC (i)	7.42	2-15-2037	90,000	101,004
El Paso LLC	7.80	8-1-2031	100,000	116,978
Energy XXI Gulf Coast Incorporated 144A	6.88	3-15-2024	170,000	59,500
Energy XXI Gulf Coast Incorporated	7.75	6-15-2019	50,000	22,375
Exterran Partners LP	6.00	4-1-2021	225,000	219,938
Northern Tier Energy LLC	7.13	11-15-2020	300,000	312,000
Overseas Shipholding Group Incorporated	7.50	2-15-2021	150,000	151,500
Overseas Shipholding Group Incorporated	8.13	3-30-2018	200,000	208,875
Pioneer Natural Resources Company	7.50	1-15-2020	145,000	172,716
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	260,000	273,000
Rockies Express Pipeline LLC 144A	6.00	1-15-2019	50,000	52,625
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	330,000	358,050
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	205,000	228,575
Sabine Oil & Gas Corporation (s)	7.25	6-15-2019	50,000	11,500
Sabine Oil & Gas Corporation (s)	7.50	9-15-2020	260,000	59,800
Sabine Pass Liquefaction LLC	5.63	2-1-2021	75,000	77,484
Sabine Pass Liquefaction LLC	5.63	4-15-2023	90,000	91,575
Sabine Pass Liquefaction LLC	5.75	5-15-2024	50,000	50,813
Sabine Pass Liquefaction LLC	6.25	3-15-2022	200,000	210,500
Sabine Pass LNG LP	6.50	11-1-2020	395,000	415,738
Sabine Pass LNG LP	7.50	11-30-2016	370,000	394,975
SemGroup Corporation	7.50	6-15-2021	220,000	232,100
Suburban Propane Partners LP	5.50	6-1-2024	20,000	20,650
Suburban Propane Partners LP	7.38	8-1-2021	26,000	28,096
Swift Energy Company	7.13	6-1-2017	397,000	258,050
Swift Energy Company	8.88	1-15-2020	75,000	34,875
Ultra Petroleum Corporation 144A	5.75	12-15-2018	35,000	33,863
Ultra Petroleum Corporation 144A	6.13	10-1-2024	160,000	147,000

				4,654,621

Financials: 5.42%

Banks: 0.29%

CIT Group Incorporated 144A	5.50	2-15-2019	100,000	105,625
CIT Group Incorporated 144A	6.63	4-1-2018	231,000	248,903

				354,528

Capital Markets: 0.55%

Jefferies Finance LLC 144A	6.88	4-15-2022	350,000	338,188
Jefferies Finance LLC 144A	7.38	4-1-2020	80,000	80,200

Jefferies Finance LLC 144A	7.50	4-15-2021	250,000	249,375

				667,763

Consumer Finance: 1.78%

Ally Financial Incorporated	8.00	3-15-2020	178,000	210,485
Ford Motor Credit Company LLC	8.00	12-15-2016	25,000	27,365
General Motors Financial Company Incorporated	6.75	6-1-2018	95,000	106,608
Homer City Generation LLC	8.73	10-1-2026	143,213	145,361
Navient Corporation	5.88	3-25-2021	40,000	40,200
Navient Corporation	8.00	3-25-2020	355,000	400,263
SLM Corporation	6.13	3-25-2024	140,000	136,150
SLM Corporation	7.25	1-25-2022	70,000	75,564

Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Consumer Finance (continued)

SLM Corporation	8.45%	6-15-2018	$125,000	$140,000
Springleaf Finance Corporation	5.40	12-1-2015	140,000	141,925
Springleaf Finance Corporation	5.75	9-15-2016	50,000	51,625
Springleaf Finance Corporation	6.00	6-1-2020	175,000	179,813
Springleaf Finance Corporation	6.50	9-15-2017	50,000	52,750
Springleaf Finance Corporation	6.90	12-15-2017	243,000	259,403
Springleaf Finance Corporation	7.75	10-1-2021	37,000	41,255
Springleaf Finance Corporation	8.25	10-1-2023	135,000	153,900

				2,162,667

Diversified Financial Services: 0.60%

Denali Borrower LLC 144A	5.63	10-15-2020	330,000	350,213
Infinity Acquisition LLC 144A(i)	7.25	8-1-2022	185,000	174,825
NewStar Financial Incorporated 144A	7.25	5-1-2020	200,000	204,500

				729,538

Insurance: 0.18%
Hub Holdings LLC (PIK at 8.88%) 144A¥	8.13	7-15-2019	225,000	223,875

Real Estate Management & Development: 0.38%

Hockey Merger Sub 2 Incorporated 144A	7.88	10-1-2021	150,000	154,875
Onex Corporation 144A	7.75	1-15-2021	300,000	306,000

				460,875

REITs: 1.64%

Crown Castle International Corporation	4.88	4-15-2022	35,000	36,313
Crown Castle International Corporation	5.25	1-15-2023	75,000	79,069
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	340,000	353,600
ESH Hospitality Incorporated 144A	5.25	5-1-2025	75,000	75,563
Iron Mountain Incorporated	5.75	8-15-2024	450,000	461,250
Iron Mountain Incorporated	6.00	8-15-2023	205,000	217,300
Iron Mountain Incorporated	7.75	10-1-2019	30,000	31,688
Iron Mountain Incorporated	8.38	8-15-2021	64,000	66,624
Omega Healthcare Investors Incorporated	6.75	10-15-2022	125,000	131,094
Sabra Health Care Incorporated	5.38	6-1-2023	50,000	52,500
Sabra Health Care Incorporated	5.50	2-1-2021	105,000	110,250
The Geo Group Incorporated	5.13	4-1-2023	100,000	102,750
The Geo Group Incorporated	5.88	1-15-2022	205,000	217,556
The Geo Group Incorporated	5.88	10-15-2024	35,000	37,188
The Geo Group Incorporated	6.63	2-15-2021	20,000	21,050

				1,993,795

Health Care: 2.87%

Health Care Equipment & Supplies: 0.46%

Crimson Merger Sub Incorporated 144A	6.63	5-15-2022	370,000	325,138
Hologic Incorporated	6.25	8-1-2020	225,000	233,156

				558,294

Health Care Providers & Services: 1.72%

Acadia Healthcare Company Incorporated 144A	5.63	2-15-2023	15,000	15,338
Capella Healthcare Incorporated	9.25	7-1-2017	435,000	446,963
Centene Corporation	5.75	6-1-2017	75,000	79,688
Community Health Systems Incorporated	6.88	2-1-2022	65,000	69,469
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	35,000	34,694
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	170,000	180,838
HCA Incorporated	5.88	3-15-2022	25,000	27,938
HCA Incorporated	6.50	2-15-2020	325,000	362,781
HealthSouth Corporation	5.13	3-15-2023	45,000	46,125
HealthSouth Corporation	5.75	11-1-2024	25,000	25,813
HealthSouth Corporation	7.75	9-15-2022	82,000	86,305

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Health Care Providers & Services (continued)

MPT Operating Partnership LP	6.38%	2-15-2022	$70,000	$75,600
MPT Operating Partnership LP	6.88	5-1-2021	125,000	133,906
Select Medical Corporation	6.38	6-1-2021	455,000	457,275
Tenet Healthcare Corporation	6.00	10-1-2020	50,000	53,500

				2,096,233

Health Care Technology: 0.32%
Emdeon Incorporated	11.00	12-31-2019	355,000	387,838

Life Sciences Tools & Services: 0.03%
Quintiles Transnational Corporation 144A	4.88	5-15-2023	35,000	35,525

Pharmaceuticals: 0.34%

Endo Finance LLC 144A	5.38	1-15-2023	50,000	48,875
Endo Finance LLC 144A	5.75	1-15-2022	65,000	65,975
Endo Finance LLC 144A	6.00	2-1-2025	50,000	50,625
Endo Finance LLC 144A	7.25	1-15-2022	180,000	191,250
Pinnacle Incorporated 144A	9.50	10-1-2023	50,000	56,375
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	5,000	5,188

				418,288

Industrials: 1.91%

Airlines: 0.14%

Aviation Capital Group Corporation 144A	6.75	4-6-2021	100,000	115,797
Aviation Capital Group Corporation 144A	7.13	10-15-2020	50,000	58,522

				174,319

Commercial Services & Supplies: 0.67%

ADT Corporation	4.13	6-15-2023	85,000	79,688
ADT Corporation	6.25	10-15-2021	300,000	321,750
Covanta Holding Corporation	5.88	3-1-2024	85,000	87,550
Covanta Holding Corporation	6.38	10-1-2022	195,000	207,675
Covanta Holding Corporation	7.25	12-1-2020	110,000	116,600

				813,263

Construction & Engineering: 0.19%

AECOM 144A	5.75	10-15-2022	15,000	15,525
AECOM 144A	5.88	10-15-2024	200,000	208,000

				223,525

Trading Companies & Distributors: 0.91%

Ashtead Capital Incorporated 144A	6.50	7-15-2022	350,000	375,813
H&E Equipment Services Incorporated	7.00	9-1-2022	450,000	474,750
International Lease Finance Corporation 144A	7.13	9-1-2018	35,000	39,375
International Lease Finance Corporation	8.63	9-15-2015	75,000	76,313
United Rentals North America Incorporated	4.63	7-15-2023	90,000	90,000
United Rentals North America Incorporated	5.50	7-15-2025	50,000	49,813

				1,106,064

Information Technology: 2.51%

Communications Equipment: 0.03%

CommScope Incorporated 144A%%	4.38	6-15-2020	15,000	15,131
CommScope Technologies Finance LLC 144A%%	6.00	6-15-2025	25,000	25,313

				40,444

Electronic Equipment, Instruments & Components: 0.71%

Jabil Circuit Incorporated	8.25	3-15-2018	620,000	713,775

Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Electronic Equipment, Instruments & Components (continued)

Zebra Technologies Corporation 144A	7.25%	10-15-2022	$135,000	$146,475

				860,250

Internet Software & Services: 0.14%

Infor (US) Incorporated 144A	6.50	5-15-2022	30,000	31,167
Sophia Holding Finance LP (PIK at 10.38%) 144A¥	9.63	12-1-2018	140,000	142,100

				173,267

IT Services: 1.09%

Audatex North America Incorporated 144A	6.00	6-15-2021	155,000	161,749
Audatex North America Incorporated 144A	6.13	11-1-2023	60,000	62,400
First Data Corporation 144A	6.75	11-1-2020	152,000	162,260
First Data Corporation 144A	7.38	6-15-2019	110,000	114,400
First Data Corporation 144A	8.88	8-15-2020	25,000	26,438
First Data Corporation	11.75	8-15-2021	375,000	428,906
SunGard Data Systems Incorporated	6.63	11-1-2019	35,000	36,531
SunGard Data Systems Incorporated	7.38	11-15-2018	253,000	263,436
SunGard Data Systems Incorporated	7.63	11-15-2020	60,000	63,450

				1,319,570

Semiconductors & Semiconductor Equipment: 0.10%
Micron Technology Incorporated	5.88	2-15-2022	115,000	120,750

Software: 0.10%

Activision Blizzard Incorporated 144A	5.63	9-15-2021	45,000	48,094
Activision Blizzard Incorporated 144A	6.13	9-15-2023	10,000	11,025
Boxer Parent Company Incorporated (PIK at 9.75%) 144A¥	9.00	10-15-2019	80,000	65,600

				124,719

Technology Hardware, Storage & Peripherals: 0.34%

NCR Corporation	5.88	12-15-2021	15,000	15,263
NCR Corporation	6.38	12-15-2023	383,000	394,490

				409,753

Materials: 0.57%

Chemicals: 0.02%
Celanese US Holdings LLC	5.88	6-15-2021	20,000	21,700

Containers & Packaging: 0.36%

Crown Americas LLC	6.25	2-1-2021	20,000	21,000
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	5,000	5,750
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	50,000	49,250
Owens-Illinois Incorporated	7.80	5-15-2018	60,000	67,650
Sealed Air Corporation 144A	8.38	9-15-2021	215,000	241,875
Silgan Holdings Incorporated	5.00	4-1-2020	50,000	51,500

				437,025

Metals & Mining: 0.04%
Cliffs Natural Resources Incorporated 144A	8.25	3-31-2020	50,000	48,250

Paper & Forest Products: 0.15%
Georgia-Pacific LLC	8.88	5-15-2031	125,000	184,398

Telecommunication Services: 3.65%

Diversified Telecommunication Services: 1.65%

Citizens Communications Company	7.88	1-15-2027	200,000	189,000
Frontier Communications Corporation	8.13	10-1-2018	60,000	66,187
GCI Incorporated	6.75	6-1-2021	170,000	173,825

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value

Diversified Telecommunication Services (continued)

GCI Incorporated	6.88%	4-15-2025	$100,000	$102,750
Level 3 Financing Incorporated 144A	5.13	5-1-2023	75,000	75,188
Level 3 Financing Incorporated	5.38	8-15-2022	125,000	127,813
Level 3 Financing Incorporated 144A	5.38	5-1-2025	75,000	74,625
Level 3 Financing Incorporated 144A	5.63	2-1-2023	65,000	67,113
Level 3 Financing Incorporated	6.13	1-15-2021	80,000	84,800
Level 3 Financing Incorporated	7.00	6-1-2020	15,000	16,069
Qwest Corporation	7.25	9-15-2025	125,000	145,112
Qwest Corporation	7.63	8-3-2021	20,000	21,600
Syniverse Holdings Incorporated	9.13	1-15-2019	600,000	534,000
Windstream Corporation	6.38	8-1-2023	50,000	42,000
Windstream Corporation	7.88	11-1-2017	265,000	285,538

				2,005,620

Wireless Telecommunication Services: 2.00%

MetroPCS Wireless Incorporated	6.63	11-15-2020	240,000	251,400
SBA Communications Corporation 144A	4.88	7-15-2022	85,000	85,485
SBA Communications Corporation	5.63	10-1-2019	10,000	10,550
SBA Communications Corporation	5.75	7-15-2020	100,000	105,000
Sprint Capital Corporation	6.88	11-15-2028	1,100,000	992,750
Sprint Capital Corporation	8.75	3-15-2032	105,000	107,100
Sprint Communications Incorporated 144A	9.00	11-15-2018	25,000	28,656
Sprint Communications Incorporated	11.50	11-15-2021	25,000	30,375
Sprint Corporation	7.13	6-15-2024	70,000	67,725
Sprint Corporation	7.25	9-15-2021	10,000	10,063
Sprint Corporation	7.88	9-15-2023	25,000	25,423
T-Mobile USA Incorporated	6.13	1-15-2022	5,000	5,244
T-Mobile USA Incorporated	6.25	4-1-2021	30,000	31,785
T-Mobile USA Incorporated	6.38	3-1-2025	135,000	141,345
T-Mobile USA Incorporated	6.46	4-28-2019	10,000	10,331
T-Mobile USA Incorporated	6.50	1-15-2024	5,000	5,275
T-Mobile USA Incorporated	6.54	4-28-2020	10,000	10,575
T-Mobile USA Incorporated	6.63	4-1-2023	35,000	36,838
T-Mobile USA Incorporated	6.63	4-28-2021	65,000	69,310
T-Mobile USA Incorporated	6.73	4-28-2022	305,000	324,825
T-Mobile USA Incorporated	6.84	4-28-2023	75,000	79,875

				2,429,930

Utilities: 2.19%

Electric Utilities: 1.47%

ComEd Financing III	6.35	3-15-2033	1,340,000	1,391,893
IPALCO Enterprises Incorporated 144A	7.25	4-1-2016	145,000	151,163
Otter Tail Corporation (i)	9.00	12-15-2016	215,000	238,386

				1,781,442

Gas Utilities: 0.26%

AmeriGas Finance LLC	6.75	5-20-2020	175,000	187,250
AmeriGas Finance LLC	7.00	5-20-2022	125,000	134,375

				321,625

Independent Power & Renewable Electricity Producers: 0.46%

Calpine Corporation 144A	5.88	1-15-2024	20,000	21,400
Calpine Corporation 144A	6.00	1-15-2022	40,000	42,800
Calpine Corporation 144A	7.88	1-15-2023	48,000	52,530
NSG Holdings LLC 144A	7.75	12-15-2025	335,909	367,820
Reliant Energy Incorporated	9.24	7-2-2017	49,955	53,078
Reliant Energy Incorporated	9.68	7-2-2026	10,000	10,850
TerraForm Power Operating LLC 144A	5.88	2-1-2023	15,000	15,488

				563,966

Total Corporate Bonds and Notes (Cost $35,596,868)				36,867,833

Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value

Loans: 2.31%

Consumer Discretionary: 0.89%

Distributors: 0.12%
Spin Holdco Incorporated ±	4.25%	11-14-2019	$148,231	$147,891

Diversified Consumer Services: 0.03%
CCM Merger Incorporated ±	4.50	8-8-2021	42,592	42,805

Hotels, Restaurants & Leisure: 0.11%
Centaur Acquisition LLC ±	8.75	2-20-2020	135,000	135,787

Media: 0.48%

Learfield Communications Incorporated ±	8.75	10-9-2021	212,434	213,762
TWCC Holdings Corporation ±%%<	7.00	6-26-2020	405,000	371,081

				584,843

Specialty Retail: 0.15%
Focus Brands Incorporated ±(i)	10.25	8-21-2018	176,935	177,819

Financials: 0.06%

Diversified Financial Services: 0.04%
American Beacon Advisors Incorporated ±	9.75	3-3-2023	50,000	50,125

Insurance: 0.02%
Asurion LLC ±	8.50	3-3-2021	25,000	25,578

Industrials: 0.46%

Airlines: 0.01%
LM U.S. Corp Acquisition Incorporated ±	8.25	1-25-2021	10,000	10,042

Commercial Services & Supplies: 0.16%

Interactive Data Corporation ±	4.75	5-2-2021	138,950	139,332
W3 Company ±(i)	9.25	9-13-2020	19,950	17,456
WASH Multifamily Laundry Systems LLC ±%%<	0.00	4-21-2022	30,000	30,113
WASH Multifamily Laundry Systems LLC ±%%<	0.00	4-21-2023	10,000	10,088

				196,989

Machinery: 0.13%
Alliance Laundry Systems LLC ±	9.50	12-10-2019	159,122	159,918

Transportation Infrastructure: 0.16%
HGIM Corporation ±	5.50	6-18-2020	228,568	192,340

Information Technology: 0.05%

Internet Software & Services: 0.03%
Vertafore Incorporated ±	9.75	10-29-2017	35,000	35,350

Technology Hardware, Storage & Peripherals: 0.02%
Peak 10 Incorporated ±	8.25	6-17-2022	30,000	29,100

Telecommunication Services: 0.12%

Diversified Telecommunication Services: 0.12%
nTelos Incorporated ±	5.75	11-9-2019	154,604	143,008

Utilities: 0.73%

Electric Utilities: 0.73%
Texas Competitive Electric Holdings Company LLC ±	4.66	10-10-2015	1,471,940	883,164

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund

Security name	Dividend yield		Shares	Value

Total Loans (Cost $3,402,172)				$2,814,759

Preferred Stocks: 10.48%

Financials: 0.07%

Banks: 0.07%
GMAC Capital Trust I ±	1.95%		3,457	90,089

Utilities: 10.41%

Electric Utilities: 10.41%

Entergy Arkansas Incorporated	4.75		65,000	1,550,900
Entergy Arkansas Incorporated	4.90		68,000	1,687,760
Entergy Louisiana LLC	4.70		270,483	6,440,200
Indianapolis Power & Light Company	5.65		20,000	1,931,876
NextEra Energy Capital Holding Incorporated Series I	5.13		44,000	1,047,640

				12,658,376

Total Preferred Stocks (Cost $11,640,768)				12,748,465

		Expiration date

Warrants: 0.05%

Utilities: 0.05%

Gas Utilities: 0.05%
Kinder Morgan Incorporated †		5-25-2017	16,000	63,360

Total Warrants (Cost $30,480)				63,360

	Interest rate	Maturity date	Principal

Yankee Corporate Bonds and Notes: 2.63%

Consumer Discretionary: 0.00%

Media: 0.00%
Videotron Limited	9.13	4-15-2018	$3,000	3,056

Energy: 0.36%

Oil, Gas & Consumable Fuels: 0.36%

Griffin Coal Mining Company Limited 144A(s)(a)(i)	9.50	12-1-2016	93,118	37,247
Teekay Corporation	8.50	1-15-2020	360,000	403,167

				440,414

Financials: 0.03%

Banks: 0.03%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	30,000	30,788

Health Care: 0.42%

Pharmaceuticals: 0.42%

Mallinckrodt plc 144A	4.88	4-15-2020	5,000	5,119
Mallinckrodt plc 144A	5.50	4-15-2025	15,000	15,086
Valeant Pharmaceuticals International Incorporated 144A	5.88	5-15-2023	75,000	77,719
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	30,000	31,238
Valeant Pharmaceuticals International Incorporated 144A	6.75	8-15-2018	50,000	52,844
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	300,000	328,200

				510,206

Wells Fargo Advantage Utilities and High Income Fund	Portfolio of investments — May 31, 2015 (unaudited)

Security name		Interest rate	Maturity date	Principal	Value

Industrials: 0.16%

Aerospace & Defense: 0.02%
Bombardier Incorporated 144A		7.50%	3-15-2025	$30,000	$28,688

Commercial Services & Supplies: 0.12%
GFL Environmental Incorporated 144A		7.88	4-1-2020	145,000	149,350

Machinery: 0.02%
Sensata Technologies BV 144A		5.00	10-1-2025	20,000	20,187

Materials: 0.57%

Containers & Packaging: 0.19%

Ardagh Finance Holdings SA (PIK at 8.63%) 144A¥		8.63	6-15-2019	3,945	4,206
Ardagh Packaging Finance plc 144A		9.13	10-15-2020	210,000	224,700

					228,906

Metals & Mining: 0.30%

FMG Resources (August 2006) Proprietary Limited 144A		6.88	4-1-2022	25,000	19,156
Novelis Incorporated		8.38	12-15-2017	100,000	104,625
Novelis Incorporated		8.75	12-15-2020	225,000	239,695

					363,476

Paper & Forest Products: 0.08%
Sappi Limited 144A		7.50	6-15-2032	100,000	97,000

Telecommunication Services: 1.09%

Diversified Telecommunication Services: 1.05%

Intelsat Jackson Holdings SA		5.50	8-1-2023	645,000	592,394
Intelsat Jackson Holdings SA		7.25	10-15-2020	175,000	177,406
Intelsat Jackson Holdings SA		7.50	4-1-2021	150,000	152,250
Intelsat Luxembourg SA		7.75	6-1-2021	125,000	112,813
Intelsat Luxembourg SA		8.13	6-1-2023	225,000	200,250
Virgin Media Finance plc 144A		5.38	4-15-2021	9,000	9,428
Virgin Media Finance plc 144A		6.38	4-15-2023	25,000	26,563

					1,271,104

Wireless Telecommunication Services: 0.04%
Telesat Canada Incorporated 144A		6.00	5-15-2017	50,000	50,813

Total Yankee Corporate Bonds and Notes (Cost $3,286,583)					3,193,988

		Yield		Shares

Short-Term Investments: 7.29%

Investment Companies: 7.29%

Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u) ##		0.11		8,869,680	8,869,680

Total Short-Term Investments (Cost $8,869,680)					8,869,680

Total investments in securities (Cost $119,298,968)*	115.29%				140,208,926

Other assets and liabilities, net	(15.29)				(18,598,886)

Total net assets	100.00%				$121,610,040

†	Non-income-earning security
(i)	Illiquid security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

Portfolio of investments — May 31, 2015 (unaudited)	Wells Fargo Advantage Utilities and High Income Fund

¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
%%	The security is issued on a when-issued basis.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
±	Variable rate investment. The rate shown is the rate in effect at period end.
<	All or a portion of the position represents an unfunded loan commitment.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The security represents an affiliate of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.
*	Cost for federal income tax purposes is $119,820,734 and unrealized gains (losses) consists of:

Gross unrealized gains	$24,990,608
Gross unrealized losses	(4,602,416)

Net unrealized gains	$20,388,192

Abbreviations:

LLC	Limited liability company
LP	Limited partnership
plc	Public limited company

Wells Fargo Advantage Utilities and High Income Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2015 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the primary exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Equity securities that are not listed on a foreign or domestic exchange or market, but have a public trading market, are valued at the quoted bid price from an independent broker-dealer that the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”) has determined is an acceptable source.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On May 31, 2015, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Management Valuation Team. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

1

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

As of May 31, 2015, the Fund had unfunded loan commitments of $85,850.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2015:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Energy	$10,143,734	$0	$0	$10,143,734
Industrials	4,586,767	0	0	4,586,767
Information technology	747,383	0	0	747,383
Telecommunication services	8,514,786	0	0	8,514,786
Utilities	51,658,171	0	0	51,658,171
Corporate bonds and notes	0	36,867,833	0	36,867,833
Loans	0	1,641,389	1,173,370	2,814,759
Preferred stocks
Financials	90,089	0	0	90,089
Utilities	10,726,500	1,931,876	0	12,658,376
Warrants
Utilities	0	63,360	0	63,360
Yankee corporate bonds and notes	0	3,156,741	37,247	3,193,988
Short-term investments
Investment companies	8,869,680	0	0	8,869,680

Total assets	$95,337,110	$43,661,199	$1,210,617	$140,208,926

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At May 31, 2015, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

2

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Columbian Peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIFER — Long Inverse Floating Exempt Receipts

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

PIK — Payment-in-kind

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian leu

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SDR — Swedish depositary receipt

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

SPEAR — Short Puttable Exempt Adjustable Receipts

STRIPS — Separate trading of registered interest and

principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Advantage Utilities and High Income Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Advantage Utilities and High Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	July 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Advantage Utilities and High Income Fund

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	July 27, 2015

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	July 27, 2015